Loss Before Income Tax - Summary of Research and Development Expenses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Research and development expenses	$ 19,339,045	$ 7,795,493